PRINCIPAL ACCOUNTING POLICIES - Basis of Presentation (Details) - $ / shares	12 Months Ended
	Dec. 31, 2021	Mar. 18, 2021	Dec. 31, 2020	Dec. 31, 2019
Ordinary shares, par value (in dollars per share)	$ 0.00125	$ 0.01	$ 0.00125	$ 0.00125
Common Stock, Conversion Basis	ordinary share will be adjusted from eight (8) ADSs representing one (1) ordinary share to one (1) ADS representing one (1) ordinary share (the “ADS Ratio Change”).
Share Subdivision [Member]
Ordinary shares, par value (in dollars per share)	$ 0.00125